Fair Value Measurements Fair Value Measurements - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of finite-lived intangible assets	$ 8,200	$ 8,200		$ 2,900
Asset impairment charge		$ 10,611	$ 1,310	3,605	$ 6,344	$ 955
Amortization Expense
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset impairment charge					$ 1,000
Amortization Expense | Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset impairment charge	$ 8,200			$ 2,900